COVER LETTER

October 11, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	MML SERIES INVESTMENT FUND II (1933 Act File No. 333-122804; 1940 Act File No. 811-21714)

Ladies and Gentlemen:

On behalf of MML Series Investment Fund II (the “Trust”), I have enclosed herewith, pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended, and Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, the (i) Notice of Special Meeting; (ii) Preliminary Proxy Statement; and (iii) Form of Proxy to be used in connection with the Special Meeting of the Trust to be held on or after December 15, 2011. The Trust intends that such proxy materials will be first given or sent to shareholders on or after November 4, 2011.

Please address any comments or questions to the undersigned at (413) 744-6602.

Respectfully submitted,

/s/ Jill Nareau Robert
Jill Nareau Robert

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Assistant Clerk, MML Series Investment Fund II

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